                                                        ------------------------
                                                              OMB Approval
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2010
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
          Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1630
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

November 28, 2007

To Our Shareholders:

We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2007.

The Board of Directors, on November 6, 2007, declared quarterly dividends totaling $0.89 per share for the year ending September 30, 2008. This amount is subject to revision in September 2008 based upon actual net investment income for the year. Dividends are paid quarterly on the first business day of February, May, August and November.

The State of Michigan recently adopted a new business tax to become effective on January 1, 2008. It is unclear at this time whether the Fund will be required to pay any tax under this new law and, if so, how the tax would be calculated for the Fund. The dividends declared on November 6 have not included any reduction for this new tax.

A taxable dividend was also declared by the Board of Directors in order to comply with the requirements of the Internal Revenue Code. The Fund paid a total of $46,763 (approximately 3.69 cents per share) as a capital gain dividend for the period November 2006 through October 2007.

The capital gain dividend was included in the November 2007 payment. An IRS Form 1099-DIV will be issued in January 2008 to those shareholders receiving $10 or more of the capital gain dividends. An IRS Form 1099-INT will also be issued in January 2008 to shareholders receiving $10 or more of tax-exempt dividends which are reported as tax-exempt interest.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held at 27777 Franklin Road, Suite 1630, Southfield, Michigan, on Thursday, December 13, 2007 at 10:30 a.m. for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.

Mark Schlussel and David Page continue to serve as independent outside Directors, and their remuneration remains at $1,500 each per meeting. In addition, the Fund pays Tauber Enterprises, LLC $39,000 annually for certain administrative services and office space.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,


/s/ Joel D. Tauber

Joel D. Tauber
President

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR YEAR ENDED SEPTEMBER 30, 2007

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $1,166,410 or $.92 per share compared with $1,234,162 or $.97 per share last year. This $67,752 change was the result of a decrease of $64,558 in interest income and an increase of $3,194 in expenses.

As of September 30, 2007, the weighted average annual yield on the Fund's portfolio was 5.2% based on cost and 5.0% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases.

When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $25,804,887 or $20.36 per share at September 30, 2007, a decrease of $388,877 or $.31 per share from September 30, 2006. This change is primarily the result of a decrease in unrealized appreciation of investments.

Near the end of the past year, the interest rate yield curve began to steepen. The rates at the end of the year for the shorter-term bonds were similar to those at the beginning of the year while the rates increased for the longer-term bonds.

The weighted average maturity was 8.8 years, slightly less than the prior year.

ASSET ALLOCATION

The bond portfolio is allocated by state/territory as follows:


                       ASSET ALLOCATION BY STATE/TERRITORY

                                   (PIE CHART)

Michigan      51%
Other         20%
New York       9%
Puerto Rico    9%
Texas         11%

OTHER

During the year nine bonds were either called or matured for total proceeds of $2,909,750. The Fund realized a capital gain of $45,582 which is taxable to the shareholders.

Cash from these dispositions was reinvested in bonds maturing in fifteen to nineteen years. Portfolio turnover was 11.2%

                              KEYCO BOND FUND, INC.
                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007

                                      INDEX

                                                                         PAGE(S)
                                                                         -------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................     6

FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     7
Statement of Operations..................................................     8
Statement of Changes in Net Assets.......................................     9
Notes to Financial Statements............................................ 10-11

SUPPLEMENTAL SCHEDULES
Schedule of Portfolio Investments........................................ 12-14

FINANCIAL HIGHLIGHTS.....................................................    15

Grant Thornton LLP                                         (GRANT THORNTON LOGO)

US Member of Grant Thornton International

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Stockholders
Keyco Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities and the schedule of portfolio investments of Keyco Bond Fund, Inc. ("the Fund") as of September 30, 2007 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended September 30, 2007 and 2006 and the financial highlights for the four years ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2003, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated October 24, 2003.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Grant Thornton LLP

Southfield, Michigan
October 24, 2007

27777 Franklin Road
Suite 800
Southfield, Michigan 48034
T 248.262.1950
F 248.350.3581
www.grantthornton.com

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007

ASSETS
Investments in securities, at fair value (cost $24,542,400)          $25,295,499
Cash                                                                     277,297
Accrued interest receivable                                              434,138
                                                                     -----------
      Total assets                                                    26,006,934
                                                                     -----------
LIABILITIES
Accounts payable                                                           4,354
Federal income tax withheld                                                   40
Dividends payable                                                        197,653
                                                                     -----------
      Total liabilities                                                  202,047
                                                                     -----------
NET ASSETS                                                           $25,804,887
                                                                     ===========
Net Assets consist of:
   Capital stock, $.02 par value; 3,000,000 shares authorized;
   1,267,258 shares issued and outstanding                           $    25,345
   Additional paid-in capital                                            730,733
   Retained earnings prior to July 1, 1979                            24,093,500
   Accumulated undistributed net investment income                       202,210
   Net unrealized appreciation of investments, September 30, 2007        753,099
                                                                     -----------
      Net Assets                                                     $25,804,887
                                                                     ===========
Net Asset Value per share
   ($25,804,887 / 1,267,258 shares outstanding)                      $     20.36
                                                                     ===========

The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2007

Interest income                                                                    $1,267,600
Expenses
   Legal and accounting                                              $    76,551
   Custodial fee                                                          17,404
   Directors' fees                                                         3,000
   Miscellaneous expense                                                   4,235
                                                                     -----------
         Total expenses                                                               101,190
                                                                                   ----------
         Net investment income                                                      1,166,410
                                                                                   ----------
Realized gain on investments
   Proceeds from calls and maturity                                    2,909,750
   Cost of securities called or matured                                2,864,168
                                                                     -----------
         Realized gain on investments                                                  45,582
Unrealized appreciation of investments
   Investments held, September 30, 2007
      At cost                                                         24,542,400
      At fair value                                                   25,295,499
                                                                     -----------
      Unrealized appreciation, September 30, 2007                        753,099
         Less: Unrealized appreciation, September 30, 2006             1,142,509
                                                                     -----------
      Unrealized depreciation of investments                                         (389,410)
                                                                                   ----------
      Net loss on investments                                                        (343,828)
                                                                                   ----------
         Increase in net assets resulting from operations                          $  822,582
                                                                                   ==========

The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2007 AND 2006

                                                                 2007          2006
                                                             -----------   -----------
Net assets, beginning of year                                $26,193,764   $26,610,234
                                                             -----------   -----------
Changes in net assets from operations
   Net investment income                                       1,166,410     1,234,162
   Net realized gain on investments                               45,582        22,929
   Changes in unrealized depreciation of investments            (389,410)     (421,392)
                                                             -----------   -----------
      Net increase in net assets resulting from operations       822,582       835,699
Changes in net assets from capital transactions
   Dividends declared from net investment income              (1,165,877)   (1,229,240)
   Dividends declared from net capital gains                     (45,582)      (22,929)
                                                             -----------   -----------
      Net decrease in net assets                                (388,877)     (416,470)
                                                             -----------   -----------
      Net assets, end of period (including undistributed
         net investment income of $202,210 at 09/30/07 and
         $201,677 at 09/30/06)                               $25,804,887   $26,193,764
                                                             ===========   ===========

The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     SECURITY VALUATION

     The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuations(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). This statement defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosures about fair value measurements. This statement applies to companies that require or permit fair value measurements such as the Fund. This statement does not require any additional new fair value measurements or procedures and will be effective for the Fund's fiscal year beginning October 1, 2008. At this time, the Fund does not expect the adoption of SFAS No. 157 to have a material impact on its financial position or results of operations.

     FEDERAL INCOME TAXES

     It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

     The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income              $202,210
Gross unrealized appreciation         $943,508
Gross unrealized depreciation          190,409
                                      --------
Net unrealized appreciation                       753,099
                                                 --------
                                                 $955,309
                                                 ========

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

     FEDERAL INCOME TAXES - CONTINUED

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions. This standard will be effective for the Fund's fiscal year beginning October 1, 2007. The Fund does not expect this standard to have a material impact on its financial position or results of operation.

     OTHER

     The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   PURCHASES AND DISPOSITIONS OF SECURITIES

     The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $2,819,486 and $2,909,750, respectively for the year ended September 30, 2007.

3.   PORTFOLIO MANAGER

     The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.   RELATED PARTY TRANSACTIONS

     Legal and accounting expenses incurred include $39,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2007

                            LONG-TERM STATE AND                               PRINCIPAL               FAIR
                           MUNICIPAL OBLIGATIONS                                AMOUNT      COST      VALUE
                           ---------------------                              ---------   -------   --------
MICHIGAN (51.3% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                         $425,000    $441,093   $445,523
Detroit, Michigan, FSA, Series A, 5%, April 2019                               640,000     601,811    655,789
Detroit, Michigan, City School District, 5.5%, May 2020                        385,000     398,463    415,946
Detroit, Michigan, City School District, 5%, May 2022                          500,000     517,300    534,555
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                    250,000     250,000    262,593
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                    350,000     363,702    361,252
Dundee, Michigan, Community School District, 5.375%, May 2020                  365,000     359,525    381,534
Ferndale, Michigan, School District, 5%, May 2022                              450,000     474,485    466,200
Grand Ledge, Michigan, Public Schools, 5%, May 2022                            400,000     432,496    419,512
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                                 125,000     121,516    127,580
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                                 145,000     140,959    147,600
Lincoln, Michigan, Consolidated School District, 5%, May 2018                  170,000     170,000    171,489
Livonia, Michigan, Public Schools, 5.75%, May 2018                             380,000     395,200    400,695
Macomb County, Michigan, Building Authority, 5%, March 2021                    500,000     500,000    516,950
Madison, Michigan, District Public Schools, 5.125%, May 2018                   750,000     711,555    768,990
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                         125,000     128,468    125,173
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                                      325,000     347,633    342,953
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                      535,000     554,389    556,298
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                                270,000     281,257    272,389
Michigan State Trunk Line, Series A, 4.75%, November 2020                      120,000     107,835    121,921
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                             460,000     406,525    468,896
Novi, Michigan, Building Authority, 5.6%, October 2019                         420,000     458,161    448,405
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019    525,000     490,124    542,094
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019     85,000      79,354     87,525
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018                 150,000     136,501    151,400
Utica, Michigan, Community Schools, 5%, May 2020                               400,000     423,232    418,304
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019                500,000     534,250    531,990
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                               135,000     136,832    138,503
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                               500,000     526,803    512,460
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                               325,000     332,079    329,875

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2007

                            LONG-TERM STATE AND                                PRINCIPAL                      FAIR
                           MUNICIPAL OBLIGATIONS                                 AMOUNT         COST         VALUE
                           ---------------------                              -----------   -----------   -----------
MICHIGAN (CONTINUED)
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022         $   125,000   $   127,302   $   133,171
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022             440,000       448,105       456,135
Wyandotte, Michigan, Downtown Development, 6.25%,  December 2008                  335,000       324,923       340,092
Wyoming, Michigan, Public Schools, 5.25%, May 2017                                675,000       713,947       681,871
Zeeland, Michigan, Public Schools, 5%, May 2023                                   225,000       235,348       234,833
                                                                              -----------   -----------   -----------
                                                                               12,510,000    12,671,173    12,970,496
                                                                              -----------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (48.7% OF INVESTMENT FAIR VALUE)
Collier County, Florida, School Board Certificates of
Participation, 4.625%, February 2026                                          $   425,000   $   441,515   $   418,514
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014                750,000       724,900       836,175
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008                290,000       258,381       295,142
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009                700,000       622,804       726,859
Illinois State, 4.85%, October 2024                                               425,000       435,625       434,830
Southern Illinois University Revenue, 5%, April 2026                              750,000       798,225       778,912
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%,  July 2008          55,000        55,000        56,269
Clark County, Nevada, 5%, November 2024                                           300,000       324,111       314,256
Mercer County, New Jersey, Improvement Authority Revenue, State Justice
   Complex, 6.4%, January 2018                                                    500,000       463,270       577,580
Metropolitan Transportation Authority, New York, Commuter Facilities
   Revenue, 5.25%, July 2017                                                      310,000       299,541       319,669
Metropolitan Transportation Authority, New York, Revenue, 5% November 2025        350,000       361,494       361,291
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022                      325,000       347,051       339,482
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                              205,000       194,550       207,181
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024                       500,000       498,350       494,318
Western Nassau County, New York, Water Authority, Water
   System Revenue, 5%, May 2024                                                   500,000       523,050       524,390
Toledo, Ohio, City School District, 5%, December 2025                             250,000       258,100       259,508
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                       370,000       367,617       385,910
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                              500,000       544,085       557,280
Puerto Rico Electric Power Authority, Power Revenue, Series PP,
5%, July 2023                                                                     575,000       617,038       602,082
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998 Series A,
   5.375%, October 2013                                                           435,000       454,144       456,859
Puerto Rico Public Finance Corporation Commonwealth Appropriation,
   5.375%, June 2017                                                              565,000       560,231       631,517

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2007

                          LONG-TERM STATE AND                              PRINCIPAL                      FAIR
                         MUNICIPAL OBLIGATIONS                               AMOUNT         COST         VALUE
                         ---------------------                            -----------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Canutillo, Texas, Independent School District, 5%, August 2023            $   450,000   $   458,931   $   463,999
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                              445,000       452,952       455,818
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                               35,000        35,626        35,579
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax
   Revenue, 5%, September 2021                                                475,000       483,906       494,603
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018               500,000       527,364       523,370
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020             730,000       763,366       773,610
                                                                          -----------   -----------   -----------
                                                                           11,715,000    11,871,227    12,325,003
                                                                          -----------   -----------   -----------
      Total investments                                                   $24,225,000   $24,542,400   $25,295,499
                                                                          -----------   -----------   -----------

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

                                                         2007      2006      2005      2004      2003
                                                       -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                   $ 20.67   $ 21.00   $ 21.32   $ 21.51   $ 21.71

Net investment income                                     0.92      0.97      0.93      1.01      1.01
Net realized and unrealized gain (loss) on
investments                                              (0.27)    (0.31)    (0.29)    (0.16)    (0.17)
                                                       -------   -------   -------   -------   -------

      Total from investment operations                    0.65      0.66      0.64      0.85      0.84
                                                       -------   -------   -------   -------   -------

Less distributions from
   Net investment income                                 (0.92)    (0.97)    (0.93)    (1.01)    (1.01)
   Net realized gain on investments                      (0.04)    (0.02)    (0.03)    (0.03)    (0.03)
                                                       -------   -------   -------   -------   -------

      Total distributions                                (0.96)    (0.99)    (0.96)    (1.04)    (1.04)
                                                       -------   -------   -------   -------   -------

Net asset value, end of period                         $ 20.36   $ 20.67   $ 21.00   $ 21.32   $ 21.51
                                                       =======   =======   =======   =======   =======

TOTAL  RETURN PER SHARE NET ASSET VALUE (A)                3.1%      3.1%      3.0%      4.0%      3.9%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                    $25,805   $26,194   $26,610   $27,022   $27,254
Ratio of net investment income to average net assets       4.5%      4.7%      4.4%      4.7%      4.7%
Ratio of expenses to average net assets                    0.4%      0.4%      0.3%      0.3%      0.3%
Portfolio turnover rate                                   11.2%      4.7%     10.9%      5.2%     15.3%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

ITEM 2. CODE OF ETHICS.

     As of September 30, 2007, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant's Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

     Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Information is contained under the caption "Fees Paid to Independent Auditors" in the registrant's Proxy Statement dated November 28, 2007 and is incorporated herein by reference.

     The registrant's Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     The registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Report to Shareholders filed under
Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund's portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

     Registered investment companies    None
     Other pooled investment vehicles   None
     Other accounts:

          Mr. Tauber is managing officer of several limited liability companies and corporations which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies and corporations is not available because most of the investments held by these entities do not have readily available market values.

          Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies and corporations.

     Conflicts of Interest: While it is possible for a limited liability company or corporation of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.

     Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

     The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber, accounts over which he has signature authority and the companies for which he is managing director to review the transactions and holdings for possible conflicts of interest.

     Compensation: Mr. Tauber receives no compensation for his services to the registrant.

     Valuation of Ownership: The value of the registrant's shares beneficially owned by Mr. Tauber is over $1,000,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President

Date: November 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President


By: /s/ Ellen T. Horing
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: November 28, 2007

                                  EXHIBIT INDEX

Exhibit No.            Description
-----------            -----------
EX.99.302CERT (a)(2)   Certifications pursuant to Section 302 of the
                       Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)      Certification pursuant to Section 906 of the
                       Sarbanes-Oxley Act of 2002.